Expense Example - Invesco Diversified Dividend Opportunities ETF - Invesco Diversified Dividend Opportunities ETF	Mar. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	$ 106